Convertible Notes And Derivative Liability and Warrants - Schedule of Exercise of Convertible Notes (Details) - shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Warrant units:
Balance at beginning of the year	[1]	3,555,678
Warrants issued		2,142,940	3,555,678
Less : Exercised		(4,474,290)
Ending balance		1,224,328	3,555,678	[1]

[1]	Adjusted for the effects of the RSS in May 2025.